Schedule of lease liabilities (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Notes and other explanatory information [abstract]
At 1 January 2026	€ 451
New leases	64
Interest expense	15
Lease payments	(103)
Exchange differences	9
At 30 June 2026	€ 436